Investment In Oxford City Football Club (Trading) Limited And Business Combination (Details 3) (USD $)	3 Months Ended		6 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
49% interest in carrying value of unamortized intangible asset	$ 8,126		$ 8,126
Carrying value of investment					162,814
OXFC Trading Limited [Member]
Net assets (deficiency) of Oxford City Football Club (Trading) Limited					(731,115)
49% interest in the net assets of Oxford City Football Club (Trading) Limited					(358,246)
49% of amount due from Oxford City Youth Football Club Limited classified as net assets (deficiency)					155,397
49% interest in carrying value of unamortized intangible asset					192,249
Capital contributions					173,414
Carrying value of investment					$ 162,814